Statement Of Changes In Net Assets Available For Benefits - EBP 006 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 547,360
Dividends and interest	18,554
Total investment income	565,914
Interest on participant notes receivable	909
Contributions:
Participants	66,479
Employer	41,953
Rollover	5,622
Total contributions	114,054
Total Additions	680,877
DEDUCTIONS
Benefits paid to participants	(423,448)
Corrective distributions	(17)
Deemed distributions	(446)
Administrative expenses	(4,183)
Total Deductions	(428,094)
Net increase	252,783
Beginning of year	3,772,905
End of year	$ 4,025,688